Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Components Of Deferred Tax Liabilities (Assets) [Table Text Block]
	2018	2017
Depreciation and amortization	$43,105	$30,982
Licenses and nonamortizable intangibles	17,561	16,129
Employee benefits	(5,366)	(6,202)
Deferred fulfillment costs	2,679	2,472
Net operating loss and other carryforwards	(6,470)	(6,067)
Other – net	1,651	1,222
Subtotal	53,160	38,536
Deferred tax assets valuation allowance	4,588	4,640
Net deferred tax liabilities	$57,748	$43,176

Noncurrent deferred tax liabilities	$57,859	$43,207
Less: Noncurrent deferred tax assets	(111)	(31)
Net deferred tax liabilities	$57,748	$43,176

Changes In Unrecognized Tax Benefits Balance For Federal, State, And Foreign Tax [Table Text Block]
Federal, State and Foreign Tax	2018	2017
Balance at beginning of year	$7,648	$6,516
Increases for tax positions related to the current year	336	1,438
Increases for tax positions related to prior years	2,615	200
Decreases for tax positions related to prior years	(394)	(461)
Lapse of statute of limitations	(52)	(28)
Settlements	(664)	(23)
Current year acquisitions	872	-
Foreign currency effects	(3)	6
Balance at end of year	10,358	7,648
Accrued interest and penalties	2,588	1,333
Gross unrecognized income tax benefits	12,946	8,981
Less: Deferred federal and state income tax benefits	(811)	(388)
Less: Tax attributable to timing items included above	(3,430)	(2,368)
Less: UTBs included above that relate to acquired entities that would impact goodwill if recognized	(918)	-
Total UTB that, if recognized, would impact the effective income tax rate as of the end of the year	$7,787	$6,225

Components Of Income Tax Expense [Table Text Block]
	2018	2017	2016
Federal:
Current	$3,258	$682	$2,915
Deferred	277	(17,970)	3,127
	3,535	(17,288)	6,042
State and local:
Current	513	79	282
Deferred	473	1,041	339
	986	1,120	621
Foreign:
Current	539	471	335
Deferred	(140)	989	(519)
	399	1,460	(184)
Total	$4,920	$(14,708)	$6,479

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2018	2017	2016
U.S. income before income taxes	$25,379	$16,438	$20,911
Foreign income (loss) before income taxes	(506)	(1,299)	(1,099)
Total	$24,873	$15,139	$19,812

Reconciliation Of Income Tax Expense Based On Federal Statutory Rate To Amount Per Effective Tax Rate [Table Text Block]
	2018	2017	2016
Taxes computed at federal statutory rate	$5,223	$5,299	$6,934
Increases (decreases) in income taxes resulting from:
State and local income taxes – net of federal income tax benefit	738	509	416
Enactment date and measurement period adjustments from the Act	(718)	(20,271)	-
Tax on foreign investments	(466)	73	168
Mexico restructuring	-	-	(471)
Other – net	143	(318)	(568)
Total	$4,920	$(14,708)	$6,479
Effective Tax Rate	19.8%	(97.2)%	32.7%